Significant accounting judgments, estimates and assumptions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant accounting judgments, estimates and assumptions [Abstract]
Excess incentive amount reclassified to selling expenses	¥ 33.1	$ 4.7	¥ 75.2	¥ 224.5